UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Gabelli Automation ETF

GAST -

NYSE Arca

Annual Shareholder Report - December 31, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Annual shareholder report contains important information about the Gabelli Automation ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. The Gabelli Automation Exchange-Traded Fund (ETF) primarily seeks to provide growth of capital. The Fund will primarily invest in U.S. exchange listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund focuses on companies which appear underpriced relative to their Private Market Value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of automation firms throughout the world, including the United States. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Automation ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Automation ETF
S&P 500 Index
MSCI USA Consumer Discretionary Index
MSCI USA Industrials Index
$20k
$15k
$10k
$5k
$0
1/22
12/22
12/23
12/24

	Gabelli Automation ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
12/22	8,407	10,948	6,220	9,260
12/23	9,940	13,826	8,824	11,150
12/24	11,033	17,286	11,471	12,992

How did the Fund perform?

For the fiscal year ended December 31, 2024 the Gabelli Automation ETF underperformed its benchmark, the S&P 500 and comparatives, the MSCI USA IMI Consumer Discretionary and MSCI USA IMI Industrials Indices. Industrials and technology markets saw the negative impact of prolonged inventory corrections and weaker capital spending environment, with a more pronounced effect on automation spend beyond areas related to artificial intelligence. Market expectations for a recovery continue to stretch well into 2025. The Fund’s sizable exposure to small-to-mid-cap companies versus that of large cap companies led to underperformance in 2024.

Average Annual Total Returns

	1 Year	Since Inception (01/05/2022)
Gabelli Automation ETF	10.99%	3.35%
S&P 500 Index	25.02%	9.48%
MSCI USA Consumer Discretionary Index	27.55%	4.88%
MSCI USA Industrials Index	16.51%	9.60%

Fund Statistics

  Total Net Assets$5,387,621
  # of Portfolio Holdings47
  Portfolio Turnover Rate1%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Emerson Electric Co.	5.0%
Rockwell Automation Inc.	4.0%
AMETEK Inc.	4.0%
AZZ Inc.	3.9%
Check Point Software Technologies Ltd.	3.8%
L.B. Foster Co.	3.2%
ITT Inc.	3.2%
Intercontinental Exchange Inc.	3.1%
Alphabet Inc.	3.1%
Resideo Technologies Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stock	93.6%
Other Assets and Liabilities (Net)	6.4%

Industry Allocation (% of net assets)

Value	Value
Prepackaged Software	11.5%
Aerospace and Defense	6.0%
Industrial Instruments For Measurement, Display, and Control	5.9%
Equipment and Supplies	5.8%
Electronic & Other Electrical Equipment	5.6%
Metals & Mining	5.5%
Consumer Services	5.0%
Diversified Industrial	4.9%
Other Industry Sectors	43.4%
Other Assets and Liabilities (Net)	6.4%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Automation ETF

GAST -

NYSE Arca

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GAST-24-ATSR

Gabelli Commercial Aerospace and Defense ETF

GCAD -

NYSE Arca

Annual Shareholder Report - December 31, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. The Gabelli Commercial Aerospace and Defense Exchange-Traded Fund's (ETF) investment objective is to seek a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities in the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers, and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment, and weapons. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Commercial Aerospace and Defense ETF
S&P 500 Index
$16k
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
1/23
12/23
12/24

	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index
1/23	10,000	10,000
12/23	11,414	12,602
12/24	13,953	15,755

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Commercial Aerospace and Defense ETF (GCAD) underperformed its broad-based benchmark, the S&P 500. While the S&P 500's performance was driven by a small group of technology growth stocks, GCAD benefited from exposure to aerospace and defense companies with higher aftermarket services and defense spending. Commercial air travel increased as revenue passenger kilometers (RPKs) expand post-pandemic. Global Defense spending rose as NATO members try to meet a target of 2% GDP defense spending.

Average Annual Total Returns

	1 Year	Since Inception (01/03/2023)
Gabelli Commercial Aerospace and Defense ETF	22.24%	18.20%
S&P 500 Index	25.02%	26.02%

Fund Statistics

  Total Net Assets$6,958,483
  # of Portfolio Holdings35
  Portfolio Turnover Rate6%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Boeing Co.	6.5%
Spirit AeroSystems Holdings Inc.	5.9%
Moog Inc.	5.5%
Honeywell International Inc.	5.1%
Mercury Systems Inc.	5.0%
Hexcel Corp.	5.0%
Ducommun Inc.	4.8%
Curtiss-Wright Corp.	4.3%
Howmet Aerospace Inc.	4.0%
Lockheed Martin Corp.	3.7%

Portfolio Weighting (% of net assets)

Common Stock	97.8%
Other Assets and Liabilities (Net)	2.2%

Industry Allocation (% of net assets)

Value	Value
Aerospace and Defense	64.0%
Aviation: Parts and Services	32.7%
Computer Software and Services	1.1%
Other Assets and Liabilities (Net)	2.2%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Commercial Aerospace and Defense ETF

GCAD -

NYSE Arca

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GCAD-24-ATSR

Gabelli Financial Services Opportunities ETF

GABF -

NYSE Arca

Annual Shareholder Report - December 31, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. The Gabelli Financial Services Opportunities Exchange-Traded Fund (ETF) seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$15	0.12%

Total Return Based on a $10,000 Investment

Gabelli Financial Services Opportunities ETF
S&P 500 Index
S&P 500 Financials Index
$25k
$20k
$15k
$10k
$5k
$0
5/22
12/22
12/23
12/24

	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
12/22	10,041	11,756	11,705
12/23	13,939	14,847	13,127
12/24	20,155	18,561	17,139

How did the Fund perform?

For the fiscal year ended December 31, 2024 the Gabelli Financial Services Opportunities Fund outperformed its broad-based benchmark, the S&P 500 and its comparative, S&P 500 Financials. In early 2024, the banking sector was facing down YoY earnings comparisons, low investor expectations and cheaper valuations. With appreciation in 2024, the opposite is now true. Banks are positioned for earnings growth due to positive net interest income dynamics, but they come with higher multiples and modest expected returns. In 2024, the structure of the Fund was transitioned to a fully transparent one, in-line with general industry standard.

Average Annual Total Returns

	1 Year	Since Inception (05/10/2022)
Gabelli Financial Services Opportunities ETF	44.59%	30.35%
S&P 500 Index	25.02%	17.56%
S&P 500 Financials Index	30.56%	17.05%

Fund Statistics

  Total Net Assets$38,660,053
  # of Portfolio Holdings41
  Portfolio Turnover Rate13%
  Management Fees$23,760

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

FTAI Aviation Ltd.	8.8%
Berkshire Hathaway Inc.	7.5%
Paysafe Ltd.	6.4%
SuRo Capital Corp., BDC	6.3%
FactSet Research Systems Inc.	5.6%
Wells Fargo & Co.	4.5%
W. R. Berkley Corp.	4.2%
Blue Owl Capital Inc.	3.6%
Markel Group Inc.	3.4%
LPL Financial Holdings Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stock	92.1%
Closed-End Funds	7.4%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Value	Value
Financial Services	70.0%
Leasing	8.7%
Closed-End Funds	7.4%
Banking	6.9%
Computer Software and Services	6.5%
Other Assets and Liabilities (Net)	0.5%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Financial Services Opportunities ETF

GABF -

NYSE Arca

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GABF-24-ATSR

Gabelli Growth Innovators ETF

GGRW -

NYSE Arca

Annual Shareholder Report - December 31, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. The Fund’s primary investment objective is to seek to provide capital appreciation. The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefine how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$109	0.90%

Total Return Based on a $10,000 Investment

Gabelli Growth Innovators ETF
S&P 500 Index
NASDAQ Composite Index
$16k
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
2/21
12/21
12/22
12/23
12/24

	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
12/21	10,584	11,267	10,941
12/22	5,942	9,227	7,381
12/23	8,447	11,652	10,676
12/24	11,980	14,568	13,832

How did the Fund perform?

In 2024, the Gabelli Growth Innovators ETF significantly outperformed its broad-based benchmark, the S&P 500 and its comparative index, the NASDAQ Composite Index. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Average Annual Total Returns

	1 Year	Since Inception (02/12/2021)
Gabelli Growth Innovators ETF	41.83%	4.76%
S&P 500 Index	25.02%	12.67%
NASDAQ Composite Index	29.57%	9.41%

Fund Statistics

  Total Net Assets$5,840,546
  # of Portfolio Holdings32
  Portfolio Turnover Rate45%
  Management Fees$46,745

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	8.4%
Amazon.com Inc.	6.4%
Alphabet Inc.	6.2%
Meta Platforms Inc.	4.7%
Broadcom Inc.	4.7%
Netflix Inc.	4.7%
Microsoft Corp.	4.5%
Mastercard Inc.	4.1%
Spotify Technology SA	3.7%
Eli Lilly & Co.	3.7%

Portfolio Weighting (% of net assets)

Common Stock	97.6%
Other Assets and Liabilities (Net)	2.4%

Industry Allocation (% of net assets)

Value	Value
Communication Services	19.3%
Information Technology - Semiconductors	16.4%
Information Technology - Software and Services	14.9%
Health Care	12.7%
Financials	12.5%
Consumer Discretionary	10.4%
Industrials	4.8%
Energy and Utilities	3.5%
Other Industry Sectors	3.1%
Other Assets and Liabilities (Net)	2.4%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Growth Innovators ETF

GGRW -

NYSE Arca

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GGRW-24-ATSR

Gabelli Love Our Planet & People ETF

LOPP -

NYSE Arca

Annual Shareholder Report - December 31, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. The Fund’s investment objective is capital appreciation. The Fund seeks to provide a high level of total return by investing no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The investment team looks for companies that have initiated programs to reduce the carbon footprint and/or waste profile or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, or in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, and defense/weapons production. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Love Our Planet & People ETF
S&P 500 Index
MSCI USA SRI Index
$16k
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
1/21
12/21
12/22
12/23
12/24

	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
12/21	11,962	11,373	11,231
12/22	10,157	9,313	8,948
12/23	10,650	11,762	11,289
12/24	11,709	14,705	14,116

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Love Our Planet & People ETF underperformed its benchmark, the S&P 500 and its comparative, the MSCI USA SRI Index. The S&P 500’s performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund is focused on companies committed to sustainable practices such as renewable energy which can be especially impacted by changing political sentiment and technological shifts. Top contributors were companies essential to global infrastructure investment while detractors included those adversely impacted by changes in preferences for EVs.

Average Annual Total Returns

	1 Year	Since Inception (01/29/2021)
Gabelli Love Our Planet & People ETF	9.95%	4.11%
S&P 500 Index	25.02%	13.73%
MSCI USA SRI Index	18.84%	13.05%

Fund Statistics

  Total Net Assets$11,702,049
  # of Portfolio Holdings52
  Portfolio Turnover Rate20%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Mirion Technologies Inc.	5.0%
Hubbell Inc.	4.6%
Waste Connections Inc.	4.5%
S&P Global Inc.	4.3%
Xylem Inc.	4.3%
Republic Services Inc.	4.0%
Cummins Inc.	3.8%
Weyerhaeuser Co.	3.4%
IDACORP Inc.	3.0%
Valmont Industries Inc.	2.9%

Portfolio Weighting (% of net assets)

Common Stock	95.8%
Treasury Bill	6.1%
Other Assets and Liabilities (Net)	(1.9)%

Industry Allocation (% of net assets)

Value	Value
Equipment and Supplies	13.4%
Energy and Utilities	12.4%
Environmental Services	9.1%
Building and Construction	9.1%
Machinery	8.4%
Electronics	7.6%
Automotive Parts and Accessories	6.2%
U.S. Government Obligations	6.1%
Other Industry Sectors	29.6%
Other Assets and Liabilities (Net)	(1.9)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Love Our Planet & People ETF

LOPP -

NYSE Arca

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

LOPP-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $90,000 in 2023 and $91,800 in 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2023 and $0 in 2024. The fee related to review of the Registrant’s registration statement.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $23,460 in 2023 and $23,920 in 2024. Tax fees include amounts related to tax compliance, tax reporting and tax planning.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2023 and $10,000 in 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2023 and $0 in 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of the following members: John Birch, Anthony S. Colavita, and Salvatore J. Zizza.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli Automation ETF

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, University of Pennsylvania	Hendi Susanto Portfolio Manager BS, University of Minnesota MBA, Wharton School of Business

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return of Gabelli Automation ETF (the Fund) was 11.0% compared with a total return of 25.0% for the Standard & Poor’s (S&P) S&P 500 Index. The total return based on the Fund’s Market Price was 11.1%. The Fund’s NAV per share was $26.94, while the price of the publicly traded shares closed at $26.95 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

GABELLI AUTOMATION ETF

Prepackaged Software	11.5%
Aerospace and Defense	6.0%
Industrial Instruments For Measurement, Display, and Control	5.9%
Equipment and Supplies	5.8%
Electronic & Other Electrical Equipment	5.6%
Metals & Mining	5.5%
Consumer Services	5.0%
Diversified Industrial	4.9%
Financial Services	4.7%
Computer Software and Services	4.5%
Energy and Utilities	4.3%
Consumer Products	4.1%
Electric Lighting & Wiring Equipment	3.9%
Electronics	3.6%
General Industrial Machinery & Equipment	3.6%
Pumps & Pumping Equipment	3.2%
Wholesale-Durable Goods	2.8%
Environmental Services	2.7%
Computer Integrated Systems Design	2.6%
Building and Construction	1.8%
Fabricated Structural Metal Products	0.8%
Semiconductors	0.8%
Other Assets and Liabilities (Net)	6.4%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Automation ETF

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS – 93.6%
	Aerospace and Defense – 6.0%
5,999	Allient Inc.	$235,029	$145,655
2,142	Mercury Systems Inc.†	89,205	89,964
182	Northrop Grumman Corp.	85,886	85,411
		410,120	321,030
	Building and Construction – 1.8%
1,245	Johnson Controls International plc	99,355	98,268

	Computer Integrated Systems Design – 2.6%
4,030	Kyndryl Holdings Inc.†	75,837	139,438

	Computer Software and Services – 4.5%
12,037	3D Systems Corp.†	54,551	39,481
876	Alphabet Inc., Cl. A	125,521	165,827
2,858	NCR Voyix Corp.†	34,754	39,555
		214,826	244,863
	Consumer Products – 4.1%
1,362	Spectrum Brands Holdings Inc.	103,354	115,076
2,175	The AZEK Co. Inc.†	98,309	103,247
		201,663	218,323
	Consumer Services – 5.0%
496	Amazon.com Inc.†	82,462	108,817
6,938	Resideo Technologies Inc.†	179,103	159,921
		261,565	268,738
	Diversified Industrial – 4.9%
2,106	GXO Logistics Inc.†	115,434	91,611
6,428	L.B. Foster Co., Cl. A†	67,057	172,913
		182,491	264,524
	Electric Lighting & Wiring Equipment – 3.9%
2,563	AZZ Inc.	132,181	209,961

	Electronic & Other Electrical Equipment – 5.6%
422	Axcelis Technologies Inc.†	47,472	29,485
2,190	Emerson Electric Co.	211,879	271,407
		259,351	300,892
	Electronics – 3.6%
500	Itron Inc.†	34,909	54,290
4,397	Kimball Electronics Inc.†	100,636	82,356
316	Texas Instruments Inc.	47,515	59,253
		183,060	195,899
Shares		Cost	Market Value
	Energy and Utilities – 4.3%
1,243	Halliburton Co.	$47,221	$33,797
919	Occidental Petroleum Corp.	57,697	45,408
4,028	Oceaneering International Inc.†	91,942	105,050
8,152	RPC Inc.	70,985	48,423
		267,845	232,678
	Environmental Services – 2.7%
733	Republic Services Inc.	102,112	147,465

	Equipment and Supplies – 5.8%
1,194	AMETEK Inc.	175,817	215,230
1,200	Tennant Co.	100,959	97,836
		276,776	313,066
	Fabricated Structural Metal Products – 0.8%
1,171	Proto Labs Inc.†	61,979	45,774

	Financial Services – 4.7%
1,120	Intercontinental Exchange Inc.	150,499	166,891
480	Nasdaq Inc.	31,348	37,109
1,428	NCR Atleos Corp.†	22,442	48,438
		204,289	252,438
	General Industrial Machinery & Equipment – 3.6%
1,881	Flowserve Corp.	71,619	108,195
3,048	Matthews International Corp., Cl. A	110,967	84,369
		182,586	192,564
	Industrial Instruments For Measurement, Display, and Control – 5.9%
1,343	Fortive Corp.	99,205	100,725
762	Rockwell Automation Inc.	218,015	217,772
		317,220	318,497
	Metals & Mining – 5.5%
929	Agnico Eagle Mines Ltd.	48,775	72,657
4,851	Barrick Gold Corp.	91,369	75,191
1,303	Cameco Corp.	47,693	66,961
2,119	Newmont Corp.	96,456	78,869
		284,293	293,678
	Prepackaged Software – 11.5%
378	Aspen Technology Inc.†	68,084	94,360
1,095	Check Point Software Technologies Ltd.†	129,318	204,436
6,708	N-able Inc.†	74,553	62,653
854	Oracle Corp.	76,408	142,311

See accompanying notes to financial statements.

3

Gabelli Automation ETF

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Prepackaged Software (Continued)
618	PTC Inc.†	$76,976	$113,632
		425,339	617,392
	Pumps & Pumping Equipment – 3.2%
1,199	ITT Inc.	126,333	171,313

	Semiconductors – 0.8%
1,000	GlobalFoundries Inc.†	36,550	42,910

	Wholesale-Durable Goods – 2.8%
144	WW Grainger Inc.	78,483	151,783

	TOTAL INVESTMENTS — 93.6%	$4,384,254	5,041,494

	Other Assets and Liabilities (Net) — 6.4%		346,127

	NET ASSETS — 100.0%		$5,387,621

†	Non-income producing security.

See accompanying notes to financial statements.

4

Gabelli Automation ETF

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments at value (cost $4,384,254)	$5,041,494
Cash	385,515
Dividends receivable	1,058
Total Assets	5,428,067
Liabilities:
Distributions payable	40,446
Total Liabilities	40,446
Net Assets	$5,387,621

Net Assets Consist of:
Paid-in capital	$5,052,142
Total distributable earnings	335,479
Net Assets	$5,387,621

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	200,000
Net Asset Value per share:	$26.94

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $1,206)	$40,444
Total Investment Income	40,444
Expenses:
Investment advisory fees	45,260
Total Expenses	45,260
Less:
Expenses waived by Adviser (See Note 3)	(45,260)
Net Expenses	—
Net Investment Income	40,444

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	27,825
Net change in unrealized appreciation on investments	467,539
Net Realized and Unrealized Gain on Investments	495,364
Net Increase in Net Assets Resulting from Operations	$535,808

See accompanying notes to financial statements.

5

Gabelli Automation ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$40,444	$38,922
Net realized gain/(loss) on investments	27,825	(233,506)
Net change in unrealized appreciation on investments	467,539	953,525
Net Increase in Net Assets Resulting from Operations	535,808	758,941

Distributions to Shareholders:
Accumulated earnings	(40,446)	(39,039)
Total Distributions to Shareholders	(40,446)	(39,039)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	246,537	—
Cost of shares redeemed (See Note 6)	—	(453,399)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	246,537	(453,399)
Net Increase in Net Assets	741,899	266,503

Net Assets:
Beginning of year	4,645,722	4,379,219
End of year	$5,387,621	$4,645,722

Changes in Shares Outstanding:
Shares outstanding, beginning of year	190,000	210,000
Shares sold	10,000	—
Shares redeemed	—	(20,000)
Shares outstanding, end of year	200,000	190,000

See accompanying notes to financial statements.

6

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Year	$24.45	$20.85	$25.00
Net Investment Income(b)	0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	2.48	3.62	(4.15)
Total from Investment Operations	2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	(0.20)	(0.21)	(0.16)
Net Asset Value, End of Year	$26.94	$24.45	$20.85
NAV total return†	10.99%	18.23%	(15.90)%
Market price, End of Year	$26.95	$24.44	$20.86
Investment total return††	11.09%	18.14%	(15.90)%
Net Assets, End of Year (in 000’s)	$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

7

Gabelli Automation ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Automation ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide growth of capital.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

8

Gabelli Automation ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1	Total Market Value
	Quoted Prices	at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,041,494	$5,041,494
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$5,041,494	$5,041,494

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

9

Gabelli Automation ETF

Notes to Financial Statements (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to decrease paid-in capital by $2, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year Ended	Period Ended
	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$40,446	$39,039
Total distributions paid	$40,446	$39,039

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(321,761)
Unrealized appreciation on investments	657,240
Total accumulated earnings	$335,479

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$94,112
Long term capital loss carryforward with no expiration	227,649
Total Capital Loss Carryforward	$321,761

The Fund utilized $27,825 of the capital loss carryforward for the year ended December 31, 2024.

10

Gabelli Automation ETF

Notes to Financial Statements (Continued)

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,384,254	$1,004,031	$(346,791)	$657,240

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2024, the Adviser waived expenses in the amount of $45,260.

4. Portfolio Securities. Purchases of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $244,650 and $69,320, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s

11

Gabelli Automation ETF

Notes to Financial Statements (Continued)

existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. During the year ended December 31, 2024, the Fund accepted $246,537 of subscriptions-in-kind, including cash of $15,978.

7. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $59 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

8. Significant Shareholder. As of December 31, 2024, the Fund’s Adviser and its affiliates beneficially owned 92.6% of the voting securities of the Fund.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

12

Gabelli Automation ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Automation ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Automation ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period January 5, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for the each of the two years in the period ended December 31, 2024 and for the period January 5, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

13

Gabelli Automation ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

14

Gabelli Automation ETF

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year December 31, 2024, the Fund paid to shareholders ordinary income distributions totaling $0.20223 per share. For the year ended December 31, 2024, 89.92% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ETFS TRUST
GABELLI AUTOMATION ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Automation ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAST Q4/2024

GABELLI FUNDS

GABELLI AUTOMATION ETF

Annual Report
December 31, 2024

Gabelli Commercial Aerospace and Defense ETF

Annual Report — December 31, 2024

Tony Bancroft

Portfolio Manager

BS, United States Naval Academy

MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return of Gabelli Commercial Aerospace and Defense ETF (the Fund) was 22.2% compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 22.2% The Fund’s NAV per share was $33.94, while the price of the publicly traded shares closed at $34.00 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Aerospace and Defense	64.0%
Aviation: Parts and Services	32.7%
Computer Software and Services	1.1%
Other Assets and Liabilities (Net)	2.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

2

Gabelli Commercial Aerospace and Defense ETF

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS – 97.8%
	Aerospace and Defense – 64.0%
2,671	Cadre Holdings Inc.	$59,911	$86,273
1,448	Crane Co.	108,833	219,734
212	Elbit Systems Ltd.	36,923	54,711
370	General Dynamics Corp.	89,120	97,491
1,058	General Electric Co.	125,592	176,464
952	HEICO Corp.	158,422	226,328
5,530	Hexcel Corp.	355,701	346,731
2,516	Howmet Aerospace Inc.	107,152	275,175
2,960	Kratos Defense & Security Solutions Inc.†	36,173	78,085
824	L3Harris Technologies Inc.	173,172	173,271
1,142	Leidos Holdings Inc.	116,826	164,517
2,644	Leonardo DRS Inc.†	36,007	85,428
528	Lockheed Martin Corp.	243,063	256,576
8,342	Mercury Systems Inc.†	263,233	350,364
2,505	Mynaric Agnamens Aktien O N, ADR†	9,959	1,867
422	Northrop Grumman Corp.	198,880	198,040
4,018	Park Aerospace Corp.	51,734	58,864
11,071	Redwire Corp.†	27,072	182,229
2,114	RTX Corp.	185,608	244,632
12,052	Spirit AeroSystems Holdings Inc., Cl. A†	389,951	410,732
2,252	Textron Inc.	167,916	172,255
2,538	The Boeing Co.†	498,143	449,226
Shares		Cost	Market Value
7,718	Triumph Group Inc.†	$89,797	$144,018
		3,529,188	4,453,011
	Aviation: Parts and Services – 32.7%
676	AAR Corp.†	33,696	41,425
1,692	Albany International Corp.,Cl. A	150,457	135,309
7,326	Astronics Corp.†	106,243	116,923
3,000	ATI Inc.†	172,326	165,120
3,172	Barnes Group Inc.	122,094	149,909
500	Carpenter Technology Corp.	96,410	84,855
836	Curtiss-Wright Corp.	142,259	296,671
5,264	Ducommun Inc.†	278,341	335,106
1,568	Honeywell International Inc.	316,864	354,196
1,956	Moog Inc., Cl. A	191,251	385,019
1,290	Woodward Inc.	135,060	214,682
		1,745,001	2,279,215
	Computer Software and Services – 1.1%
1,000	Palantir Technologies Inc.,Cl. A†	61,940	75,630

	TOTAL INVESTMENTS — 97.8%	$5,336,129	6,807,856

	Other Assets and Liabilities (Net) — 2.2%		150,627

	NET ASSETS — 100.0%		$6,958,483

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Commercial Aerospace and Defense ETF

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments at value (cost $5,336,129)	$6,807,856
Cash	276,021
Dividends receivable	904
Total Assets	7,084,781
Liabilities:
Distributions payable	126,298
Total Liabilities	126,298
Net Assets	$6,958,483

Net Assets Consist of:
Paid-in capital	$5,486,734
Total accumulated earnings	1,471,749
Net Assets	$6,958,483

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	205,000
Net Asset Value per share:	$33.94

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $68)	$43,363
Total Investment Income	43,363
Expenses:
Investment advisory fees	51,317
Total Expenses	51,317
Less:
Expenses waived by Adviser (See Note 3)	(51,317)
Net Expenses	—
Net Investment Income	43,363

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	124,104
Net change in unrealized appreciation on investments	940,146
Net Realized and Unrealized Gain on Investments	1,064,250
Net Increase in Net Assets Resulting from Operations	$1,107,613

See accompanying notes to financial statements.

4

Gabelli Commercial Aerospace and Defense ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Operations:
Net investment income	$43,363	$41,407
Net realized gain/(loss) on investments	124,104	(41,170)
Net change in unrealized appreciation on investments	940,146	531,580
Net Increase in Net Assets Resulting from Operations	1,107,613	531,817

Distributions to Shareholders:
Accumulated earnings	(126,298)	(41,383)
Total Distributions to Shareholders	(126,298)	(41,383)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	1,595,358	3,891,376
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,595,358	3,891,376
Net Increase in Net Assets	2,576,673	4,381,810

Net Assets:
Beginning of period	4,381,810	—
End of period	$6,958,483	$4,381,810

Changes in Shares Outstanding:
Shares outstanding, beginning of period	155,000	—
Shares sold	50,000	155,000
Shares outstanding, end of period	205,000	155,000

(a)	The Fund commenced investment operations on January 3, 2023.

See accompanying notes to financial statements.

5

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Year	$28.27	$25.00
Net Investment Income(b)	0.24	0.28
Net Realized and Unrealized Gain on Investments	6.05	3.26
Total from Investment Operations	6.29	3.54

Distributions to Shareholders:
Net Investment Income	(0.21)	(0.27)
Net Realized Gains on Investments	(0.41)	—
Total Distributions	(0.62)	(0.27)
Net Asset Value, End of Year	$33.94	$28.27
NAV total return†	22.24%	14.14%
Market price, End of Year	$34.00	$28.31
Investment total return††	22.24%	14.31%
Net Assets, End of Year (in 000’s)	$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Commercial Aerospace and Defense ETF (the Fund) commenced investment operations on January 3, 2023. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

7

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,807,856	$6,807,856
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$6,807,856	$6,807,856

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

8

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Distributions paid from:
Ordinary income	$43,364	$41,383
Net long term capital gains	82,934	—
Total distributions paid	$126,298	$41,383

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$23
Unrealized appreciation on investments	1,471,726
Total accumulated earnings	$1,471,749

The Fund utilized $41,170 of the capital loss carryforward for the year ended December 31, 2024.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,336,129	$1,590,347	$(118,620)	$1,471,727

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

9

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2024, the Adviser waived expenses in the amount of $51,317.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $2,613,188 and $342,376, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $237 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

10

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

7. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund had $322,028 of subscriptions-in-kind, including cash of $5,672.

8. Significant Shareholder. As of December 31, 2024, the Fund’s Adviser and its affiliates beneficially owned 64.7% of the voting securities of the Fund.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

Gabelli Commercial Aerospace and Defense ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Commercial Aerospace and Defense ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Commercial Aerospace and Defense ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period January 3, 2023 (commencement of operations) through December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year ended December 31, 2024, and the changes in its net assets and the financial highlights for the year ended December 31, 2024 and for the period January 3, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

12

Gabelli Commercial Aerospace and Defense ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

13

Gabelli Commercial Aerospace and Defense ETF

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions totaling $0.21153 per share. During the year ended December 31, 2024, the Fund paid to shareholders long term capital gains of $82,934, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2024, 99.21% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 99.93% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

GABELLI ETFS TRUST
GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Commercial Aerospace and Defense ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GCAD Q4/2024

GABELLI
FUNDS

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Annual Report
December 31, 2024

Gabelli Financial Services Opportunities ETF

Annual Report — December 31, 2024

Macrae Sykes

Portfolio Manager

BA, Hamilton College

MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was 44.6% compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was 44.5%. The Fund’s NAV per share was $45.48, while the price of the publicly traded shares closed at $45.46 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	70.0%
Leasing	8.7%
Closed-End Funds	7.4%
Banking	6.9%
Computer Software and Services	6.5%
Other Assets and Liabilities (Net)	0.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Financial Services Opportunities ETF

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS – 92.1%
	Banking – 6.9%
25,832	Bank of America Corp.	$958,305	$1,135,316
306	Capital One Financial Corp.	34,576	54,566
573	First Citizens BancShares Inc., Cl. A	773,107	1,210,760
1,018	State Street Corp.	65,305	99,917
2,044	The Bank of New York Mellon Corp.	92,564	157,041
		1,923,857	2,657,600
	Computer Software and Services – 6.5%
4,500	FactSet Research Systems Inc.	2,043,271	2,161,260
1,630	Fiserv Inc.†	199,531	334,835
		2,242,802	2,496,095
	Financial Services – 70.0%
2,549	Affiliated Managers Group Inc.	388,046	471,361
2,342	American Express Co.	389,524	695,082
6,637	Apollo Global Management Inc.	630,056	1,096,167
6,400	Berkshire Hathaway Inc., Cl. B†	2,591,585	2,900,992
30,000	BGC Group Inc., Cl. A	276,401	271,800
5,106	Blackstone Inc.	559,258	880,377
60,305	Blue Owl Capital Inc.	868,521	1,402,694
2,847	Chubb Ltd.	780,519	786,626
2,044	Federated Hermes Inc.	68,658	84,029
4,386	Interactive Brokers Group Inc., Cl. A	316,299	774,875
4,485	JPMorgan Chase & Co.	794,943	1,075,099
6,124	KKR & Co. Inc.	509,254	905,801
3,793	LPL Financial Holdings Inc.	931,403	1,238,452
2,805	M&T Bank Corp.	413,559	527,368
764	Markel Group Inc.†	1,217,446	1,318,840
1,901	Moody's Corp.	800,244	899,876
4,278	Morgan Stanley	365,588	537,830
3,575	Nasdaq Inc.	185,789	276,383
248	PayPal Holdings Inc.†	19,479	21,167
144,213	Paysafe Ltd.†	2,680,054	2,466,042
761	Raymond James Financial Inc.	90,052	118,206
1,901	S&P Global Inc.	874,989	946,755
25,522	Silvercrest Asset Management Group Inc., Cl. A	443,085	469,350
405	Stifel Financial Corp.	25,091	42,962
14,292	The Charles Schwab Corp.	894,745	1,057,751
Shares		Cost	Market Value
4,546	The PNC Financial Services Group Inc.	$904,134	$876,696
3,062	Tiptree Inc.	49,808	63,873
1,018	Visa Inc., Cl. A	273,302	321,729
27,542	W. R. Berkley Corp.	1,469,020	1,611,758
25,000	Wells Fargo & Co.	1,398,384	1,756,000
109,717	WisdomTree Inc.	1,198,168	1,152,029
		22,407,404	27,047,970
	Leasing – 8.7%
23,500	FTAI Aviation Ltd.	1,530,083	3,384,940

	TOTAL COMMON STOCKS	28,104,146	35,586,605

	CLOSED-END FUNDS – 7.4%
29,916	Blue Owl Capital Corp., BDC	452,954	452,330
412,500	SuRo Capital Corp., BDC†	1,813,457	2,425,500
	TOTAL CLOSED-END FUNDS	2,266,411	2,877,830

	TOTAL INVESTMENTS — 99.5%	$30,370,557	38,464,435

	Other Assets and Liabilities (Net) — 0.5%		195,618

	NET ASSETS — 100.0%		$38,660,053

†	Non-income producing security.

BDC	Business Development Company

See accompanying notes to financial statements.

3

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments at value (cost $30,370,557)	$38,464,435
Cash	1,814,162
Dividends receivable	13,660
Total Assets	40,292,257
Liabilities:
Distributions payable	1,619,990
Payable for investment advisory fees	12,214
Total Liabilities	1,632,204
Net Assets	$38,660,053

Net Assets Consist of:
Paid-in capital	$32,387,186
Total distributable earnings	6,272,867
Net Assets	$38,660,053

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	850,000
Net Asset Value per share:	$45.48

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends	$240,590
Total Investment Income	240,590
Expenses:
Investment advisory fees	180,169
Total Expenses	180,169
Less:
Expenses waived by Adviser (See Note 3)	(156,409)
Net Expenses	23,760
Net Investment Income	216,830

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(96,129)
Net realized gain on redemptions in-kind	846,878
Net change in unrealized appreciation on investments	5,874,308
Net Realized and Unrealized Gain on Investments	6,625,057
Net Increase in Net Assets Resulting from Operations	$6,841,887

See accompanying notes to financial statements.

4

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$216,830	$122,607
Net realized gain/(loss) on investments	(96,129)	3,066
Net realized gain on redemptions in-kind	846,878	—
Net change in unrealized appreciation on investments	5,874,308	2,249,837
Net Increase in Net Assets Resulting from Operations	6,841,887	2,375,510

Distributions to Shareholders:
Accumulated earnings	(1,619,990)	(446,020)
Total Distributions to Shareholders	(1,619,990)	(446,020)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	26,611,053	1,881,965
Cost of shares redeemed (See Note 6)	(2,186,043)	—
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	24,425,010	1,881,965
Net Increase in Net Assets	29,646,907	3,811,455

Net Assets:
Beginning of year	9,013,146	5,201,691
End of year	$38,660,053	$9,013,146

Changes in Shares Outstanding:
Shares outstanding, beginning of year	275,000	210,000
Shares sold	620,000	65,000
Shares redeemed	(45,000)	—
Shares outstanding, end of year	850,000	275,000

See accompanying notes to financial statements.

5

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Year	$32.78	$24.77	$25.00
Net Investment Income(b)	0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	14.16	9.12	(0.23)
Total from Investment Operations	14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	(1.91)	(1.62)	(0.33)
Net Asset Value, End of Year	$45.48	$32.78	$24.77
NAV total return†	44.59%	38.83%	0.41%
Market price, End of Year	$45.46	$32.79	$24.77
Investment total return††	44.46%	38.89%	0.41%
Net Assets, End of Year (in 000’s)	$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The Board approved a change in the Fund’s structure from a “non-transparent” or “semi-transparent” exchange‑traded fund (ETF), which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. In connection with this change, the Fund will no longer provide a verified intraday indicative value (“VIIV”), which was intended to provide investors and other market participants with a highly correlated per share value of the Fund’s underlying portfolio, while keeping the contents of the Fund’s portfolio confidential. In addition, Authorized Participants (APs) transacting in the Fund’s shares will no longer engage in creation and redemption activity for the Fund through an AP Representative that has knowledge of the composition of the Fund’s portfolio holdings but is restricted from disclosing such composition to the APs. Accordingly, references to the VIIV and the AP Representative in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information have been removed.

In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the Order). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to remove references to the terms, requirements and limitations of the Order, as applicable.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect

7

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$35,586,605	$35,586,605
Closed-End Funds	2,877,830	2,877,830
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$38,464,435	$38,464,435

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

8

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to sale of investments in real estate investment trusts and passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $818,814, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$1,619,990	$446,020
Total distributions paid	$1,619,990	$446,020

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

9

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$228,889
Accumulated capital loss carryforwards	(176,975)
Unrealized appreciation on investments	6,220,953
Total accumulated earnings	$6,272,867

At December 31, 2024, the Fund had net short term capital loss carryforwards of $170,232 and net long term capital loss carryforwards of $6,743 for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2024, the temporary difference between book basis and tax basis net unrealized appreciation/ depreciation on investments were primarily due to mark-to-market adjustments on passive foreign investment companies and deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$32,243,482	$6,735,062	$(514,109)	$6,220,953

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

10

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

During the year ended December 31, 2024, the Adviser waived expenses in the amount of $156,409.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $25,250,149 and $2,517,267, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund had $1,704,484 of subscriptions-in-kind, including cash of $27,827.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund realized net gains of $846,878 on $2,186,043 of redemptions-in-kind, including cash of $220,674.

8. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $285 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

11

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

9. Significant Shareholder. As of December 31, 2024, approximately 25.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Financial Services Opportunities ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Financial Services Opportunities ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Financial Services Opportunities ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period May 10, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for the each of the two years in the period ended December 31, 2024 and for the period May 10, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

13

Gabelli Financial Services Opportunities ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

14

Gabelli Financial Services Opportunities ETF

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid to shareholders ordinary income distributions totaling $1.90587 per share. For the year ended December 31, 2024, 15.23% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 15.44% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ETFS TRUST
GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q4/2024

GABELLI FUNDS

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Annual Report
December 31, 2024

Gabelli Growth Innovators ETF

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Howard F. Ward, CFA Portfolio Manager BA, Northwestern University	John Belton, CFA Portfolio Manager BA, Boston College MBA, Columbia School of Business

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return of Gabelli Growth Innovators ETF (the Fund) was 41.8% compared with a total return of 29.6% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 41.8%. The Fund’s NAV per share was $29.95, while the price of the publicly traded shares closed at $29.93 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

GABELLI GROWTH INNOVATORS ETF

Communication Services	19.3%
Information Technology - Semiconductors	16.4%
Information Technology - Software and Services	14.9%
Health Care	12.7%
Financials	12.5%
Consumer Discretionary	10.4%
Industrials	4.8%
Energy and Utilities	3.5%
Aerospace and Defense	3.1%
Other Assets and Liabilities (Net)	2.4%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Growth Innovators ETF

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS – 97.6%
	Aerospace and Defense – 3.1%
1,071	General Electric Co.	$163,223	$178,632

	Communication Services – 19.3%
1,895	Alphabet Inc., Cl. C	283,809	360,884
469	Meta Platforms Inc., Cl. A	159,260	274,604
305	Netflix Inc.†	166,332	271,853
487	Spotify Technology SA†	124,434	217,874
		733,835	1,125,215
	Consumer Discretionary – 10.4%
1,695	Amazon.com Inc.†	282,923	371,866
1,396	Chipotle Mexican Grill Inc.†	60,666	84,179
50	Costco Wholesale Corp.	30,430	45,813
1,900	On Holding AG, Cl. A†	62,516	104,063
		436,535	605,921
	Energy and Utilities – 3.5%
630	GE Vernova Inc.	100,256	207,226

	Financials – 12.5%
494	Arthur J. Gallagher & Co.	133,706	140,222
1,433	KKR & Co. Inc.	154,525	211,955
453	Mastercard Inc., Cl. A	198,211	238,536
299	Moody's Corp.	121,319	141,538
		607,761	732,251
	Health Care – 12.7%
1,456	Boston Scientific Corp.†	114,500	130,050
282	Eli Lilly & Co.	198,695	217,704
335	Intuitive Surgical Inc.†	128,557	174,857
448	Novo Nordisk A/S, ADR	58,291	38,537
504	Stryker Corp.	165,429	181,465
		665,472	742,613
	Industrials – 4.8%
627	Eaton Corp. plc	168,984	208,082
191	Trane Technologies plc	53,318	70,546
		222,302	278,628
	Information Technology - Semiconductors – 16.4%
552	Applied Materials Inc.	104,751	89,772
149	ASML Holding NV	116,673	103,269
1,183	Broadcom Inc.	230,205	274,266
3,662	NVIDIA Corp.	197,707	491,770
		649,336	959,077
	Information Technology - Software and Services – 14.9%
845	Apple Inc.	191,343	211,605
Shares		Cost	Market Value
143	Cadence Design Systems Inc.†	$38,026	$42,966
290	CrowdStrike Holdings Inc., Cl. A†	71,445	99,226
122	Intuit Inc.	75,736	76,677
631	Microsoft Corp.	253,459	265,967
475	Oracle Corp.	82,707	79,154
92	ServiceNow Inc.†	48,134	97,531
		760,850	873,126

	TOTAL INVESTMENTS — 97.6%	$4,339,570	5,702,689

	Other Assets and Liabilities (Net) — 2.4%		137,857

	NET ASSETS — 100.0%		$5,840,546

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments at value (cost $4,339,570)	$5,702,689
Cash	141,532
Dividends receivable	881
Total Assets	5,845,102
Liabilities:
Payable for investment advisory fees	4,556
Total Liabilities	4,556
Net Assets	$5,840,546

Net Assets Consist of:
Paid-in capital	$5,733,045
Total distributable earnings	107,501
Net Assets	$5,840,546

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	195,000
Net Asset Value per share:	$29.95

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $240)	$18,094
Total Investment Income	18,094
Expenses:
Investment advisory fees	46,745
Total Expenses	46,745
Net Investment Loss	(28,651)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	33,637
Net realized gain on redemptions in-kind	1,062,762
Net change in unrealized appreciation on investments	578,076
Net Realized and Unrealized Gain on Investments	1,674,475
Net Increase in Net Assets Resulting from Operations	$1,645,824

See accompanying notes to financial statements.

4

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment loss	$(28,651)	$(14,077)
Net realized gain/(loss) on investments	33,637	(335,046)
Net realized gain on redemptions in-kind	1,062,762	—
Net change in unrealized appreciation on investments	578,076	1,253,831
Net Increase in Net Assets Resulting from Operations	1,645,824	904,708

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	4,410,301	183,240
Cost of shares redeemed (See Note 6)	(3,383,332)	—
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,026,969	183,240
Net Increase in Net Assets	2,672,793	1,087,948

Net Assets:
Beginning of year	3,167,753	2,079,805
End of year	$5,840,546	$3,167,753

Changes in Shares Outstanding:
Shares outstanding, beginning of year	150,000	140,000
Shares sold	185,000	10,000
Shares redeemed	(140,000)	—
Shares outstanding, end of year	195,000	150,000

See accompanying notes to financial statements.

5

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Year	$21.12	$14.86	$26.46	$25.00
Net Investment Loss(b)	(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	8.98	6.36	(11.49)	1.61
Total from Investment Operations	8.83	6.26	(11.60)	1.46

Net Asset Value, End of Year	$29.95	$21.12	$14.86	$26.46
NAV total return†	41.83%	42.16%	(43.86)%	5.84%
Market price, End of Year	$29.93	$21.11	$14.84	$26.47
Investment total return††	41.78%	42.25%	(43.94)%	5.88%
Net Assets, End of Year (in 000's)	$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Loss	(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(d)	45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Growth Innovators ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

7

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,702,689	$5,702,689
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$5,702,689	$5,702,689

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

8

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were due to net operating loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $1,034,111, with an offsetting adjustment to distributable earnings.

The Fund did not have distributions for the year ended December 31, 2024 or 2023.

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(1,253,602)
Unrealized appreciation on investments	1,361,103
Total accumulated earnings	$107,501

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$830,778
Long term capital loss carryforward with no expiration	422,824
Total Capital Loss Carryforward	$1,253,602

The Fund utilized $30,978 of the capital loss carryforward for the year ended December 31, 2024.

At December 31, 2024, the temporary difference between book basis and tax basis unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,341,586	$1,433,100	$(71,997)	$1,361,103

9

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $4,073,708 and $2,114,782, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and

10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund had $2,355,602 of subscriptions-in-kind, including cash of $107,110.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund realized net gains of $1,062,762 on $3,383,332 of redemptions-in-kind, including cash of $271,378.

8. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $491 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

9. Significant Shareholder. As of December 31, 2024 approximately 54.0% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

Gabelli Growth Innovators ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Growth Innovators ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Growth Innovators ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period February 16, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period February 16, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

12

Gabelli Growth Innovators ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

13

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q4/2024

GABELLI FUNDS

GABELLI GROWTH INNOVATORS ETF

Annual Report
December 31, 2024

Gabelli Love Our Planet & People ETF

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the year ended December 31, 2024, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 10.0% compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 9.9% The Fund’s NAV per share was $27.21, while the price of the publicly traded shares closed at $27.17 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Equipment and Supplies	13.4%
Energy and Utilities	12.4%
Building and Construction	9.1%
Environmental Services	9.1%
Machinery	8.4%
Electronics	7.6%
Automotive Parts and Accessories	6.2%
U.S. Government Obligations	6.1%
Financial Services	5.0%
General Industrial Machinery and Equipment	4.9%
Metals and Mining	3.4%
Real Estate Investment Trust	3.4%
Diversified Industrial	3.2%
Technology Services	2.4%
Specialty Chemicals	2.0%
Business Services	2.0%
Banking	1.3%
Health Care	1.2%
Consumer Products	0.8%
Other Assets and Liabilities (Net)	(1.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS – 95.8%
	Automotive Parts and Accessories – 6.2%
7,246	Blue Bird Corp.†	$143,962	$279,913
1,265	Cummins Inc.	296,303	440,979
		440,265	720,892
	Banking – 1.3%
15,178	Banco Bilbao Vizcaya Argentaria SA, ADR	82,419	147,530

	Building and Construction – 9.1%
3,300	Arcosa Inc.	247,567	319,242
1,246	Carrier Global Corp.	53,307	85,052
5,500	Centuri Holdings Inc.†	115,500	106,205
4,468	Gibraltar Industries Inc.†	221,345	263,165
3,742	Johnson Controls International plc	191,941	295,356
		829,660	1,069,020
	Business Services – 2.0%
10,000	Resideo Technologies Inc.†	197,460	230,500

	Consumer Products – 0.8%
1,769	Unilever plc, ADR	93,996	100,302

	Diversified Industrial – 3.2%
3,653	AZZ Inc.	157,593	299,254
3,000	L.B. Foster Co., Cl. A†	49,742	80,700
		207,335	379,954
	Electronics – 7.6%
6,000	Flex Ltd.†	75,252	230,340
33,688	Mirion Technologies Inc.†	293,143	587,855
1,871	NEXTracker Inc., Cl. A†	48,550	68,348
		416,945	886,543
	Energy and Utilities – 12.4%
4,050	Alliant Energy Corp.	202,953	239,517
2,300	American Water Works Co. Inc.	317,823	286,327
6,000	Brookfield Renewable Corp.	200,740	165,960
600	GE Vernova Inc.	146,992	197,358
3,200	IDACORP Inc.	303,419	349,696
1,769	Net Power Inc.†	18,344	18,734
11,000	NextEra Energy Partners LP	202,697	195,800
		1,392,968	1,453,392
	Environmental Services – 9.1%
24,000	Ardagh Metal Packaging SA	85,258	72,240
2,324	Republic Services Inc.	245,650	467,542
Shares		Cost	Market Value
3,040	Waste Connections Inc.	$326,049	$521,603
		656,957	1,061,385
	Equipment and Supplies – 13.4%
3,554	Crown Holdings Inc.	303,526	293,880
1,300	Hubbell Inc.	216,145	544,557
573	Littelfuse Inc.	153,271	135,027
386	Preformed Line Products Co.	37,305	49,327
2,872	The Timken Co.	217,262	204,975
1,122	Valmont Industries Inc.	256,601	344,084
		1,184,110	1,571,850
	Financial Services – 5.0%
5,476	ING Groep NV, ADR	50,027	85,809
1,008	S&P Global Inc.	373,366	502,014
		423,393	587,823
	General Industrial Machinery and Equipment – 4.9%
4,000	Flowserve Corp.	174,045	230,080
8,613	Matthews International Corp., Cl. A	268,872	238,408
4,800	Mueller Water Products Inc., Cl. A	88,180	108,000
		531,097	576,488
	Health Care – 1.2%
539	BioMarin Pharmaceutical Inc., Cl. A†	42,576	35,428
1,962	Royalty Pharma plc, Cl. A	69,482	50,051
139	Vertex Pharmaceuticals Inc.†	31,271	55,975
		143,329	141,454
	Machinery – 8.4%
19,500	CNH Industrial NV	232,989	220,935
618	Deere & Co.	204,818	261,847
4,300	Xylem Inc.	353,242	498,886
		791,049	981,668
	Metals and Mining – 3.4%
4,200	Cameco Corp.	142,110	215,838
4,858	Freeport-McMoRan Inc.	201,015	184,993
		343,125	400,831
	Real Estate Investment Trust – 3.4%
14,000	Weyerhaeuser Co.	498,501	394,100

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals – 2.0%
796	Air Products and Chemicals Inc.	$193,718	$230,872

	Technology Services – 2.4%
840	Alphabet Inc., Cl. C	78,331	159,970
2,500	Corning Inc.	117,004	118,800
		195,335	278,770
	TOTAL COMMON STOCKS	8,621,662	11,213,374

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 6.1%
$715,000	U.S. Treasury Bills, 4.13% to 4.36%††, 01/23/25 to 03/27/25	710,808	710,911

	TOTAL INVESTMENTS — 101.9%	$9,332,470	11,924,285

	Other Assets and Liabilities (Net) — (1.9)%		(222,236)

	NET ASSETS — 100.0%		$11,702,049

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments at value (cost $9,332,470)	$11,924,285
Cash	9,587
Dividends receivable	6,977
Foreign tax reclaims receivable	3,089
Total Assets	11,943,938
Liabilities:
Distributions payable	219,481
Payable for investments purchased	22,408
Total Liabilities	241,889
Net Assets	$11,702,049

Net Assets Consist of:
Paid-in capital	$11,611,736
Total distributable earnings	90,313
Net Assets	$11,702,049

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	430,000
Net Asset Value per share:	$27.21

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $7,089)	$166,352
Interest	27,955
Total Investment Income	194,307
Expenses:
Investment advisory fees	106,663
Total Expenses	106,663
Less:
Expenses waived by Adviser (See Note 3)	(106,663)
Net Expenses	—
Net Investment Income	194,307

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(812,520)
Net realized gain on redemptions in-kind	233,261
Net change in unrealized appreciation on investments	1,508,076
Net Realized and Unrealized Gain on Investments	928,817
Net Increase in Net Assets Resulting from Operations	$1,123,124

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$194,307	$248,390
Net realized loss on investments	(812,520)	(1,009,465)
Net realized gain on redemptions in-kind	233,261	146,643
Net change in unrealized appreciation on investments	1,508,076	1,100,138
Net Increase in Net Assets Resulting from Operations	1,123,124	485,706

Distributions to Shareholders:
Accumulated earnings	(186,186)	(227,980)
Return of capital	(33,295)	(30,080)
Total Distributions to Shareholders	(219,481)	(258,060)

Shares of Beneficial Interest Transactions:
Cost of shares redeemed (See Note 6)	(799,732)	(1,165,597)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(799,732)	(1,165,597)
Net Increase/(Decrease) in Net Assets	103,911	(937,951)

Net Assets:
Beginning of year	11,598,138	12,536,089
End of year	$11,702,049	$11,598,138

Changes in Shares Outstanding:
Shares outstanding, beginning of year	460,000	510,000
Shares redeemed	(30,000)	(50,000)
Shares outstanding, end of year	430,000	460,000

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Year	$25.21	$24.58	$29.53	$25.00
Net Investment Income(b)	0.44	0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	2.07	0.68	(4.99)	4.51
Total from Investment Operations	2.51	1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	(0.43)	(0.50)	(0.46)	(0.37)
Return of Capital	(0.08)	(0.06)	(0.03)	—
Total Distributions	(0.51)	(0.56)	(0.49)	(0.37)
Net Asset Value, End of Year	$27.21	$25.21	$24.58	$29.53
NAV total return†	9.95%	4.85%	(15.08)%	19.62%
Market price, End of Year	$27.17	$25.19	$24.58	$29.51
Investment total return††	9.88%	4.75%	(15.02)%	19.52%
Net Assets, End of Year (in 000’s)	$11,702	$11,598	$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	1.64%	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00%	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	20%	24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$11,213,374	—	$11,213,374
U.S. Government Obligations	—	$710,911	710,911
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,213,374	$710,911	$11,924,285

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due the reversal of redemption-in-kind loss and adjustments on Real Estate Investment Trusts. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to increase paid-in capital by $229,199, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$186,186	$227,980
Return of capital	33,295	30,080
Total distributions paid	$219,481	$258,060

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(2,455,575)
Unrealized appreciation on investments	2,545,888
Total distributable earnings	$90,313

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$506,420
Long term capital loss carryforward with no expiration	1,949,155
Total Capital Loss Carryforward	$2,455,575

At December 31, 2024, the temporary difference between book basis and tax basis net unrealized appreciation on investments were primarily adjustments in investments which were primarily adjustments in investments in certain securities and deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$9,378,396	$2,946,265	$(400,377)	$2,545,888

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2024, the Adviser waived expenses in the amount of $106,663.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities, U.S. Government obligations and in-kind transactions, aggregated $2,310,750 and $2,400,167, respectively.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund realized net gain of $233,261 on $799,732 of redemptions-in-kind, including cash of $37,327.

7. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Fund paid $125 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

8. Significant Shareholder. As of December 31, 2024, the Fund’s Adviser and its affiliates beneficially owned 81.7% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Love Our Planet & People ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Love Our Planet & People ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Love Our Planet & People ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period February 1, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period February 1, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli Love Our Planet & People ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Love Our Planet & People ETF

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid distributions to shareholders totaling $0.51042, comprised of ordinary income of $0.432989286 and return of capital of $0.077430714 per share. For the year ended December 31, 2024, 58.03% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 69.8% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q4/2024

GABELLI
FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Year	$24.45	$20.85	$25.00
Net Investment Income(b)	0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	2.48	3.62	(4.15)
Total from Investment Operations	2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	(0.20)	(0.21)	(0.16)
Net Asset Value, End of Year	$26.94	$24.45	$20.85
NAV total return†	10.99%	18.23%	(15.90)%
Market price, End of Year	$26.95	$24.44	$20.86
Investment total return††	11.09%	18.14%	(15.90)%
Net Assets, End of Year (in 000’s)	$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Year	$28.27	$25.00
Net Investment Income(b)	0.24	0.28
Net Realized and Unrealized Gain on Investments	6.05	3.26
Total from Investment Operations	6.29	3.54

Distributions to Shareholders:
Net Investment Income	(0.21)	(0.27)
Net Realized Gains on Investments	(0.41)	—
Total Distributions	(0.62)	(0.27)
Net Asset Value, End of Year	$33.94	$28.27
NAV total return†	22.24%	14.14%
Market price, End of Year	$34.00	$28.31
Investment total return††	22.24%	14.31%
Net Assets, End of Year (in 000’s)	$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Year	$32.78	$24.77	$25.00
Net Investment Income(b)	0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	14.16	9.12	(0.23)
Total from Investment Operations	14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	(1.91)	(1.62)	(0.33)
Net Asset Value, End of Year	$45.48	$32.78	$24.77
NAV total return†	44.59%	38.83%	0.41%
Market price, End of Year	$45.46	$32.79	$24.77
Investment total return††	44.46%	38.89%	0.41%
Net Assets, End of Year (in 000’s)	$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Year	$21.12	$14.86	$26.46	$25.00
Net Investment Loss(b)	(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	8.98	6.36	(11.49)	1.61
Total from Investment Operations	8.83	6.26	(11.60)	1.46

Net Asset Value, End of Year	$29.95	$21.12	$14.86	$26.46
NAV total return†	41.83%	42.16%	(43.86)%	5.84%
Market price, End of Year	$29.93	$21.11	$14.84	$26.47
Investment total return††	41.78%	42.25%	(43.94)%	5.88%
Net Assets, End of Year (in 000's)	$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Loss	(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(d)	45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Year	$25.21	$24.58	$29.53	$25.00
Net Investment Income(b)	0.44	0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	2.07	0.68	(4.99)	4.51
Total from Investment Operations	2.51	1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	(0.43)	(0.50)	(0.46)	(0.37)
Return of Capital	(0.08)	(0.06)	(0.03)	—
Total Distributions	(0.51)	(0.56)	(0.49)	(0.37)
Net Asset Value, End of Year	$27.21	$25.21	$24.58	$29.53
NAV total return†	9.95%	4.85%	(15.08)%	19.62%
Market price, End of Year	$27.17	$25.19	$24.58	$29.51
Investment total return††	9.88%	4.75%	(15.02)%	19.52%
Net Assets, End of Year (in 000’s)	$11,702	$11,598	$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	1.64%	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00%	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(d)	20%	24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

John Birch	$3,500
Anthony S. Colavita	$4,750
Michael J. Ferrantino	$3,000
Leslie F. Foley	$3,000
Michael J. Melarkey	$3,000
Agnes Mullady	$3,000
Salvatore J. Zizza	$3,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person.

Agnes Mullady	$3,000

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

In determining whether to approve the continuance of the Investment Advisory Agreements (the Agreements), the Board, including a majority of the Trustees who have no direct or indirect interest in the Agreements and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on August 21, 2024:

1) The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Funds, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services for the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Trust who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged BNY, at its expense, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2) The performance of the Funds and the Adviser.

The Board reviewed the investment performance of the Love Our Planet & People ETF, the Growth Innovators ETF, the Automation ETF, the Financial Services Opportunities ETF and the Aerospace & Defense ETF, on an absolute basis, as compared to the Performance Peer Group comprised of other SEC registered funds, and against each Fund’s broad based securities market benchmark as reflected in each Fund’s prospectus and annual report. The Board considered each Fund’s average annual total returns for the periods ended June 30, 2024. The peer groups considered by the Board with respect to each of the active Funds were groups of other comparable funds prepared by Broadridge comprised of the active Funds and other peer funds (the “Broadridge Performance Universe”). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given their investment objectives, strategies, limitations and restrictions. In reviewing the performance of each Fund against its Performance Peer Group and Broadridge Performance Universe, the Board noted that: (i) the Love Our Planet & People ETF’s performance was below the median for the one- and three-year periods; (ii) the Growth Innovators ETF’s performance was above the median for the one-year period and below the median for the three-year period; (iii) the Automation ETF’s performance was below the median for the one-year period; (iv) the Financial Services Opportunities ETF’s performance was above the median for the one-year period; and (v) the Aerospace and Defense ETF’s performance was above the median of for the one-year period. The Board Members concluded that each Fund’s performance was reasonable in comparison to that of its Broadridge Performance Universe.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreements and to continue to provide the high quality services that it has provided to the Funds to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with each of the Funds, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each of the Funds against comparative peer groups developed by Broadridge (each, a “Broadridge Expense Peer Group”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Broadridge Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the total expense ratios for Love Our Planet & People ETF, Financial Services Opportunities ETF, Automation ETF and Aerospace and Defense ETF were lower than the median and the total expense ratio for Growth Innovators ETF was above the median, when compared with their respective Broadridge Expense Peer Groups.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2023. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Funds analysis, the Board received an analysis based on the Funds’ average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by each of the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Funds’ advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Funds’ Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; N/A

(iii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; N/A and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; N/A

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; N/A and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.